Employee benefits Employee benefits - Pension and Retirement Expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) Person Plan Company Rate	Dec. 31, 2018 EUR (€) Rate	Dec. 31, 2017 EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Multiemployer Plan, Number of Plans | Plan		1
Pension plans based on defined contribution		€ 55.9	€ 48.0	€ 38.4
Multi-employer plan cost		96.6	74.0	62.4
Pension and retirement expenses		€ 152.5	€ 122.0	€ 100.8
Document Period End Date		Dec. 31, 2019
Netherlands Multiemployer Union Plan
Defined Benefit Plan Disclosure [Line Items]
Number of full time equivalent employees in multiemployer union plans | Person		12,572
Number of companies covered by multiemployer plan | Company		1,400
Number of contributing members in multiemployer plans | Person		161,000
Required percentage of contributions for multiemployer plan | Rate		22.70%	23.00%
Our multiemployer contribution | Rate		11.70%	9.60%
Multiemployer plan coverage ratio | Rate		98.70%	101.30%
Scenario, Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiple-Employer Plan Accounted for as Multiemployer Plan, Contribution by Participating Entity	€ 175.0